Financial Liability	6 Months Ended
Jun. 30, 2026
Financial Liability [Abstract]
Financial liability

Note 6. Financial liability

	June 30, 2026	December 31, 2025
	$	$
	Unaudited

Warrants at fair value	5,042,658	9,079,707

The Company accounts for warrants issued to investors in conjunction with IFRS 9 “Financial Instruments” accounting standards issued by IASB.

(a)	On August 25, 2022, the Company completed its U.S. listing on the Nasdaq via the issuance of 3,220,338 American Depository Shares (“ADSs”), each ADS representing two hundred seventy five ordinary shares of the Company, no par value, and the accompanying 3,220,338 tradable common warrants for a total consideration of $13,299,996. Each ADS represents 275 ordinary shares, no par value, of the Company. One tradable common warrant gives the holder the right to purchase one ADS. Each tradable common warrant is exercisable into one ADS at an exercise price of $5.00, has 5-year term, and can be exercised any time before expiry date August 24, 2027.

In addition, on August 25, 2022, in connection with the U.S listing, the Company granted a total of 161,017 representative warrants each exercisable into one ADS at an exercise price of $5.16. The representative warrants have 5-year term, and they can be exercised any time before their expiry date August 25, 2027. The representative warrants may be exercised on a cashless basis if there is no effective registration statement registering the ADSs underlying the warrants.

During the six months period ended June 30, 2026, 242,100 common warrants were exercised into 242,100 ordinary shares for aggregate proceeds of $ 1,210,500, and 56,356 representative warrants were exercised into 18,299 ordinary shares through cashless exercise.

The tradable common warrants and representative warrants are referred herein together as “August 2022 Warrants”. The August 2022 Warrants represent financial liabilities at fair value through profit or loss.

The following assumptions were based on observable market conditions that existed at December 31, 2025 and June 30, 2026:

Assumption	At December 31, 2025		At June 30, 2026
Fair value hierarchy	Level 1	Level 1	Level 1	Level 1
Exercise price	$5.0	$5.16	$5.0	$5.16
Warrant price	$3.220	$3.220	$2.000	$2.000
Fair value per warrant	$3.220	$3.220	$2.000	$2.000

For the half-year ended June 30, 2026, and 2025, the Company recorded fair value gain, net of $2,808,584 and $1,259,897, respectively, under the unaudited interim condensed consolidated statement of profit or loss and other comprehensive income as a result of the change in the fair value of August 2022 Warrants.

(b)	On January 30, 2024, the Company completed a registered direct offering via the issuance of 486,871 ADSs at an offering price of $1.55 per ADS and 1,416,354 pre-funded warrants at an offering price of $1.5499 per pre-funded warrant, for total consideration of $2,949,857. One pre-funded warrant is exercisable to one ADS upon payment of the remaining $0.0001 per warrant.

In addition, on January 30, 2024, in a concurrent private placement, the Company issued to the investors in the registered direct offering warrants to purchase up to an aggregate of 1,903,225 ADS at an exercise price of $1.55 per ADS. The warrants have 5-year term, and they can be exercised any time before expiry date January 30, 2029. The warrants may be exercised on a cashless basis if there is no effective registration statement registering the ADSs underlying the warrants.

In addition, on January 30, 2024, in connection with the registered direct offering, the Company granted a total 95,161 placement agent warrants each exercisable into one ADS at an exercise price of $1.55. The placement agent warrants have 5-year term, and they can be exercised any time before expiry date January 30, 2029. The placement agent warrants may be exercised on a cashless basis if there is no effective registration statement registering the ADSs underlying the warrants.

The pre-funded warrants, private placement warrants, and placement agent warrant are referred herein together as “January 2024 Warrants”. The January 2024 Warrants represent financial liabilities at fair value through profit or loss.

As of December 31, 2025, January 2024 Warrants were fully exercised.

For the half-year ended June 30, 2026, and 2025, the Company recorded fair value gain, net of $nil and $1,257,251, respectively, under the unaudited interim condensed consolidated statement of profit or loss and other comprehensive income as a result of the change in the fair value of January 2024 Warrants.

A summary of changes in August 2022 Warrants and January 2024 Warrants issued by the Company during the periods ended June 30, 2025 and 2026, is as follows:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Balance as of December 31, 2024	$2,345,084	$2,795,837	-	$5,140,921

Fair value gain recognized in unaudited interim condensed consolidated statement of profit or loss and other comprehensive income	(1,259,897)	(1,257,251)	-	(2,517,148)
Warrant liability as of June 30, 2025	$1,085,187	$1,538,586	-	$2,623,773

Balance as of December 31, 2025	$9,079,707	-	-	$9,079,707

Transfer upon exercise	(1,228,465)	-	-	(1,228,465)
Fair value gain recognized in unaudited interim condensed consolidated statement of profit or loss and other comprehensive income	(2,808,584)	-	-	(2,808,584)
Warrant liability as of June 30, 2026	$5,042,658	-	-	$5,042,658